Earnings Per Share (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares - diluted	3,764,860	2,696,296	3,647,837	2,641,941	2,806,083	2,377,691
Antidilutive securities					192,672	63,236
Weighted average common shares - basic	3,764,860	2,696,296	3,647,837	2,641,941	2,806,083	2,377,691
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			400,000
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			533,987	47,446